Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Derivative instruments	$ 57	$ 22
Other investments and non-current accounts receivable	236	221
Other investments and non-current accounts receivable	293	243
Financial liabilities
Long-term debt	6,920	7,306
Other financial obligations	918	911
Derivative financial instruments	2	30
Total financial liabilities	7,840	8,247
At Fair Value [Member]
Financial assets
Derivative instruments	57	22
Other investments and non-current accounts receivable	236	221
Other investments and non-current accounts receivable	293	243
Financial liabilities
Long-term debt	6,517	7,629
Other financial obligations	788	919
Derivative financial instruments	2	30
Total financial liabilities	$ 7,307	$ 8,578